Note 53 - Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with Entities of the Group (Millions of euros)
	2018	2017	2016
Assets:
Loans and advances to credit institutions	132	91	69
Loans and advances to customers	1,866	510	442
Liabilities:
Deposits from credit institutions	2	5	1
Customer deposits	521	428	533
Financial guarantees given	78	78	42
Contingent commitments	1,358	114	121
Other	152	1,175	1,466

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of Income Statement arising from transactions with Entities of the Group (Millions of euros)
	2018	2017	2016
Income statement:
Financial incomes	55	26	26
Financial costs	2	1	1
Fee and Commission Income	5	5	5
Fee and Commission Expenses	48	49	58